Summary of Significant Accounting Policies - Summary of Reconciliation of Common Stock Reflected in the Condensed Consolidated Balance Sheet (Details) - USD ($)	2 Months Ended	3 Months Ended	5 Months Ended	9 Months Ended
	Sep. 30, 2020	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2021
Temporary Equity [Line Items]
Common stock issuance costs	$ 0		$ 61,894	$ 207,199
Accretion of carrying value to redemption value		$ 5,131,593
Common stock subject to possible redemption			$ 0	57,500,000
Common Stock Subject To Redemption [Member]
Temporary Equity [Line Items]
Gross proceeds				57,500,000,000
Common stock issuance costs				5,131,593,000
Accretion of carrying value to redemption value				5,131,593,000
Common stock subject to possible redemption				$ 57,500,000,000